Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	64,823,917	64,823,917	41,859,297
Common stock, shares outstanding	64,823,917	64,823,917	41,859,297